Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 68,508	$ 71,751
Property plant and equipment ending	62,075	68,508
Assets transferred to Property, plant and equipment from Intangible assets	1,730	89
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	215,587	209,221
Additions through business combinations	4
Additions and transfers	7,225	11,433
Disposals at cost	(4,420)	(295)
Assets reclassified to held for sale	(1,664)	(9,335)
Effect of changes in foreign exchange	(4,497)	4,563
Property plant and equipment ending	212,234	215,587
Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	212,751	207,422
Property plant and equipment ending		212,751
Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,836	1,799
Property plant and equipment ending		2,836
Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	215,587
Property plant and equipment ending		215,587
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(147,079)	(137,469)
Assets reclassified to held for sale	1,367	8,525
Depreciation	(10,408)	(9,488)
Impairment losses	(2,962)	(5,889)
Reversal of impairment losses	1,677	218
Transfers	(11)	(10)
Accumulated depreciation and impairment disposed assets	4,118	278
Effect of changes in foreign exchange	3,138	(3,244)
Property plant and equipment ending	(150,159)	(147,079)
Machinery, equipment and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	209
Property plant and equipment ending	$ 147	$ 209
Machinery, equipment and transportation equipment [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 2,806	$ 2,818
Additions through business combinations	0
Additions and transfers	39	68
Disposals at cost	(1,496)	(28)
Assets reclassified to held for sale	0	(66)
Effect of changes in foreign exchange	(13)	13
Property plant and equipment ending	1,335	2,806
Machinery, equipment and transportation equipment [Member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,806	2,818
Property plant and equipment ending		2,806
Machinery, equipment and transportation equipment [Member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0	0
Property plant and equipment ending		0
Machinery, equipment and transportation equipment [Member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,806
Property plant and equipment ending		2,806
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,596)	(2,395)
Assets reclassified to held for sale	0	65
Depreciation	(68)	(102)
Impairment losses	(42)	(201)
Reversal of impairment losses	0	0
Transfers	61	18
Accumulated depreciation and impairment disposed assets	1,448	27
Effect of changes in foreign exchange	9	(9)
Property plant and equipment ending	(1,188)	(2,596)
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	50,654
Property plant and equipment ending	45,595	50,654
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	183,082	180,825
Additions through business combinations	2
Additions and transfers	7,311	7,782
Disposals at cost	(1,975)	(243)
Assets reclassified to held for sale	(1,010)	(9,095)
Effect of changes in foreign exchange	(4,052)	3,812
Property plant and equipment ending	183,358	183,082
Production plants and oil and gas assets [Member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	180,355	179,063
Property plant and equipment ending		180,355
Production plants and oil and gas assets [Member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	2,726	1,762
Property plant and equipment ending		2,726
Production plants and oil and gas assets [Member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	183,082
Property plant and equipment ending		183,082
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(132,427)	(125,327)
Assets reclassified to held for sale	825	8,373
Depreciation	(9,136)	(8,240)
Impairment losses	(2,092)	(4,667)
Reversal of impairment losses	1,675	218
Transfers	(1,319)	(68)
Accumulated depreciation and impairment disposed assets	1,785	231
Effect of changes in foreign exchange	2,926	(2,947)
Property plant and equipment ending	(137,763)	(132,427)
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	1,232
Property plant and equipment ending	$ 555	$ 1,232
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 9,238	$ 8,920
Additions through business combinations	0
Additions and transfers	95	110
Disposals at cost	(70)	(7)
Assets reclassified to held for sale	(563)	0
Effect of changes in foreign exchange	(220)	214
Property plant and equipment ending	8,481	9,238
Refining and manufacturing plants [member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	9,238	8,920
Property plant and equipment ending		9,238
Refining and manufacturing plants [member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0	0
Property plant and equipment ending		0
Refining and manufacturing plants [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	9,238
Property plant and equipment ending		9,238
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(8,005)	(7,051)
Assets reclassified to held for sale	461	0
Depreciation	(232)	(248)
Impairment losses	(401)	(516)
Reversal of impairment losses	0	0
Transfers	0	(1)
Accumulated depreciation and impairment disposed assets	59	7
Effect of changes in foreign exchange	192	(196)
Property plant and equipment ending	(7,926)	(8,005)
Buildings and land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	405
Property plant and equipment ending	$ 276	$ 405
Buildings and land [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Buildings and land [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	10 years	20 years
Buildings and land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 929	$ 909
Additions through business combinations	0
Additions and transfers	27	27
Disposals at cost	(353)	0
Assets reclassified to held for sale	0	(15)
Effect of changes in foreign exchange	(6)	7
Property plant and equipment ending	596	929
Buildings and land [member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	929	909
Property plant and equipment ending		929
Buildings and land [member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0	0
Property plant and equipment ending		0
Buildings and land [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	929
Property plant and equipment ending		929
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(524)	(475)
Assets reclassified to held for sale	0	12
Depreciation	(42)	(23)
Impairment losses	(21)	(36)
Reversal of impairment losses	0	0
Transfers	(61)	0
Accumulated depreciation and impairment disposed assets	326	0
Effect of changes in foreign exchange	2	(3)
Property plant and equipment ending	(320)	(524)
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	11,888
Property plant and equipment ending	12,270	11,888
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	13,163	10,408
Additions through business combinations	1
Additions and transfers	(396)	2,478
Disposals at cost	(25)	(5)
Assets reclassified to held for sale	0	(159)
Effect of changes in foreign exchange	(130)	441
Property plant and equipment ending	12,614	13,163
Assets under development [member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	13,053	10,371
Property plant and equipment ending		13,053
Assets under development [member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	110	37
Property plant and equipment ending		110
Assets under development [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	13,163
Property plant and equipment ending		13,163
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(1,275)	(892)
Assets reclassified to held for sale	0	75
Depreciation	0	0
Impairment losses	(390)	(445)
Reversal of impairment losses	0	0
Transfers	1,319	41
Accumulated depreciation and impairment disposed assets	21	1
Effect of changes in foreign exchange	(18)	(56)
Property plant and equipment ending	(344)	(1,275)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	4,119
Property plant and equipment ending	$ 3,231	$ 4,119
Right of use assets [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	19 years
Right of use assets [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year	1 year
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 6,370	$ 5,339
Additions through business combinations	0
Additions and transfers	148	968
Disposals at cost	(501)	(13)
Assets reclassified to held for sale	(91)	0
Effect of changes in foreign exchange	(77)	75
Property plant and equipment ending	5,850	6,370
Right of use assets [member] | Cost [member] | As reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	6,370	5,339
Property plant and equipment ending		6,370
Right of use assets [member] | Cost [member] | Impact of policy change [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	0	0
Property plant and equipment ending		0
Right of use assets [member] | Cost [member] | As restated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	6,370
Property plant and equipment ending		6,370
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,251)	(1,329)
Assets reclassified to held for sale	82	0
Depreciation	(930)	(874)
Impairment losses	(17)	(25)
Reversal of impairment losses	2	0
Transfers	(11)	0
Accumulated depreciation and impairment disposed assets	480	11
Effect of changes in foreign exchange	27	(35)
Property plant and equipment ending	$ (2,619)	$ (2,251)